Cover Page	Oct. 19, 2026	Feb. 15, 2023
Cover [Abstract]
Document Period End Date	Oct. 19, 2026
Entity Registrant Name		THE CHEFS’ WAREHOUSE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35249
Entity Tax Identification Number		20-3031526
Entity Address, Address Line One		100 East Ridge Road
Entity Address, City or Town		Ridgefield
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06877
City Area Code		203
Local Phone Number		894-1345
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01
Trading Symbol		CHEF
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001517175
Document Type		8-K